LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2020
Detailed Information About Borrowings [Abstract]
Summary of movements in Orbimed loan
Recognition and movements of the convertible bonds were as follows:

Amounts in € ‘000	2020
Balance at January 1	—
Carrying value initial recognition	121,277
Interest paid (cash flow)	(1,875)
Amortization transaction cost	650
Accrued interest	3,536
Balance at December 31	123,588
- Current portion	1,661
- Non-current portion	121,927
Movements of the Orbimed loan were as follows:

Amounts in € ‘000	2020	2019
Carrying value at January 1	45,590	72,502
Amortized costs (financial income and expenses)	449	11,254
Interest paid (cash flow)	(346)	(8,418)
Repayment	(46,140)	(31,406)
Revaluation loan	447	1,658
Carrying value at December 31	—	45,590
- Current portion	—	45,590
- Non-current portion	—	—